UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08558

Investment Company Act File Number

Multi-Cap Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

May 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Multi-Cap Growth Portfolio

May 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.7%(1)

Security	Shares	Value
Aerospace & Defense — 1.5%
Precision Castparts Corp.	13,100	$2,177,351

		$2,177,351

Auto Components — 0.7%
BorgWarner, Inc.(2)	15,000	$1,076,250

		$1,076,250

Beverages — 2.5%
Anheuser-Busch InBev NV ADR	29,900	$2,024,230
Beam, Inc.	26,600	1,610,896

		$3,635,126

Biotechnology — 3.1%
Biogen Idec, Inc.(2)	13,400	$1,752,050
Celgene Corp.(2)	19,400	1,324,050
Gilead Sciences, Inc.(2)	29,400	1,468,530

		$4,544,630

Capital Markets — 0.7%
T. Rowe Price Group, Inc.	18,300	$1,053,897

		$1,053,897

Chemicals — 4.3%
Celanese Corp., Series A	45,050	$1,793,440
Monsanto Co.	39,000	3,010,800
Praxair, Inc.	14,200	1,508,608

		$6,312,848

Commercial Banks — 1.6%
First Republic Bank(2)	32,800	$1,029,920
Toronto-Dominion Bank (The)	18,300	1,397,571

		$2,427,491

Commercial Services & Supplies — 1.3%
Waste Connections, Inc.	59,499	$1,841,494

		$1,841,494

Communications Equipment — 2.0%
Acme Packet, Inc.(2)(3)	48,300	$1,105,104
QUALCOMM, Inc.	12,500	716,375
Riverbed Technology, Inc.(2)	65,700	1,077,480

		$2,898,959

Computers & Peripherals — 8.7%
Apple, Inc.(2)	16,200	$9,359,226
Dell, Inc.(2)	78,800	971,604
EMC Corp.(2)	77,300	1,843,605
Quantum Corp.(2)	340,600	664,170

		$12,838,605

Consumer Finance — 1.3%
American Express Co.	35,200	$1,965,216

		$1,965,216

Security	Shares	Value
Diversified Financial Services — 0.7%
Citigroup, Inc.	36,900	$978,219

		$978,219

Energy Equipment & Services — 2.7%
Ensco PLC, Class A	30,600	$1,374,246
Poseidon Concepts Corp.(3)	78,000	1,087,476
Rowan Cos. PLC(2)	52,600	1,578,000

		$4,039,722

Food Products — 2.8%
Annie’s, Inc.(2)	33,333	$1,338,320
Kraft Foods, Inc., Class A	28,900	1,106,003
Mead Johnson Nutrition Co.	20,400	1,647,096

		$4,091,419

Health Care Equipment & Supplies — 1.5%
Align Technology, Inc.(2)	23,300	$727,659
Analogic Corp.	11,600	764,904
Intuitive Surgical, Inc.(2)	1,500	784,650

		$2,277,213

Health Care Providers & Services — 3.3%
Catalyst Health Solutions, Inc.(2)	19,800	$1,720,026
DaVita, Inc.(2)	21,400	1,738,750
MEDNAX, Inc.(2)	23,700	1,445,937

		$4,904,713

Hotels, Restaurants & Leisure — 5.9%
Panera Bread Co., Class A(2)	9,500	$1,396,025
Starbucks Corp.	31,100	1,707,079
Starwood Hotels & Resorts Worldwide, Inc.	29,100	1,537,935
Yum! Brands, Inc.	57,000	4,010,520

		$8,651,559

Household Products — 1.8%
Church & Dwight Co., Inc.	25,300	$1,346,972
Colgate-Palmolive Co.	13,700	1,346,710

		$2,693,682

Industrial Conglomerates — 0.9%
Danaher Corp.	25,600	$1,330,432

		$1,330,432

Insurance — 0.7%
Aflac, Inc.	26,200	$1,050,096

		$1,050,096

Internet & Catalog Retail — 2.9%
Amazon.com, Inc.(2)	7,500	$1,596,825
priceline.com, Inc.(2)	3,100	1,939,019
Shutterfly, Inc.(2)(3)	27,400	755,418

		$4,291,262

Internet Software & Services — 4.7%
Facebook, Inc., Class A(2)(3)	28,360	$840,307
Google, Inc., Class A(2)	2,600	1,510,236
LinkedIn Corp., Class A(2)	8,600	826,460
Rackspace Hosting, Inc.(2)	51,493	2,547,359
VeriSign, Inc.(2)	31,800	1,215,714

		$6,940,076

Security	Shares	Value
IT Services — 2.5%
Accenture PLC, Class A	24,800	$1,416,080
Visa, Inc., Class A	19,100	2,200,320

		$3,616,400

Life Sciences Tools & Services — 1.0%
Bruker Corp.(2)	98,300	$1,457,789

		$1,457,789

Machinery — 3.8%
Colfax Corp.(2)	21,000	$594,930
Cummins, Inc.	21,400	2,074,730
Pall Corp.	23,800	1,324,708
Timken Co. (The)	34,900	1,664,730

		$5,659,098

Metals & Mining — 1.1%
Cliffs Natural Resources, Inc.	15,600	$745,368
Freeport-McMoRan Copper & Gold, Inc.	29,300	938,772

		$1,684,140

Multiline Retail — 1.6%
Dollar General Corp.(2)	48,400	$2,367,244

		$2,367,244

Oil, Gas & Consumable Fuels — 3.8%
Concho Resources, Inc.(2)	12,600	$1,105,524
EOG Resources, Inc.	19,300	1,916,490
Range Resources Corp.	23,400	1,344,096
SM Energy Co.	21,500	1,162,935

		$5,529,045

Pharmaceuticals — 3.3%
Allergan, Inc.	10,900	$983,725
Elan Corp. PLC ADR(2)	40,600	566,776
Perrigo Co.	14,600	1,516,794
Questcor Pharmaceuticals, Inc.(2)(3)	44,500	1,842,300

		$4,909,595

Professional Services — 0.8%
Odyssey Marine Exploration, Inc.(2)(3)	349,300	$1,128,239

		$1,128,239

Real Estate Investment Trusts (REITs) — 1.1%
AvalonBay Communities, Inc.	11,700	$1,635,075

		$1,635,075

Road & Rail — 2.1%
J.B. Hunt Transport Services, Inc.	28,100	$1,605,353
Kansas City Southern	23,146	1,527,173

		$3,132,526

Semiconductors & Semiconductor Equipment — 4.0%
Cirrus Logic, Inc.(2)(3)	104,000	$2,986,880
Cypress Semiconductor Corp.(2)	133,400	1,759,546
Intel Corp.	45,800	1,183,472

		$5,929,898

Security	Shares	Value
Software — 5.7%
Ariba, Inc.(2)	49,700	$2,233,021
Citrix Systems, Inc.(2)	12,700	928,116
Infoblox, Inc.(2)	65,600	1,298,224
Intuit, Inc.	13,700	770,351
Microsoft Corp.	64,800	1,891,512
Splunk, Inc.(2)	10,996	358,030
VMware, Inc., Class A(2)	9,700	902,197

		$8,381,451

Specialty Retail — 5.6%
Home Depot, Inc. (The)	29,400	$1,450,596
Ross Stores, Inc.	42,700	2,699,921
Tractor Supply Co.	28,300	2,585,205
Ulta Salon, Cosmetics & Fragrance, Inc.	17,500	1,563,975

		$8,299,697

Textiles, Apparel & Luxury Goods — 1.9%
Michael Kors Holdings, Ltd.(2)(3)	16,500	$649,770
NIKE, Inc., Class B	13,300	1,438,794
Wolverine World Wide, Inc.	18,100	769,431

		$2,857,995

Tobacco — 0.9%
Philip Morris International, Inc.	14,900	$1,259,199

		$1,259,199

Trading Companies & Distributors — 1.9%
United Rentals, Inc.(2)	10,100	$348,955
W.W. Grainger, Inc.	12,800	2,478,720

		$2,827,675

Total Common Stocks (identified cost $124,656,710)		$142,695,326

Short-Term Investments — 9.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.07%(4)(5)	$9,320	$9,319,570
Eaton Vance Cash Reserves Fund, LLC, 0.10%(5)	5,175	5,174,957

Total Short-Term Investments (identified cost $14,494,527)		$14,494,527

Total Investments — 106.5% (identified cost $139,151,237)		$157,189,853

Covered Call Options Written — (0.0)%(6)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Amazon.com, Inc.	7	$250.00	6/16/12	$(63)
NIKE, Inc., Class B	13	115.00	6/16/12	(318)
priceline.com, Inc.	4	790.00	6/16/12	(40)
Starwood Hotels & Resorts Worldwide, Inc.	67	57.50	6/16/12	(1,910)

Total Covered Call Options Written (premiums received $22,804)				$(2,331)

Other Assets, Less Liabilities — (6.5)%				$(9,625,895)

Net Assets — 100.0%				$147,561,627

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	All or a portion of each applicable common stock for which a written call option is outstanding at May 31, 2012 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	All or a portion of this security was on loan at May 31, 2012.

(4)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at May 31, 2012. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At May 31, 2012, the Portfolio loaned securities having a market value of $9,027,240 and received $9,319,570 of cash collateral for the loans.

(5)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2012. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2012 were $6,585 and $2,003, respectively.

(6)	Amount is less than 0.05%.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$139,148,820

Gross unrealized appreciation	$23,339,552
Gross unrealized depreciation	(5,298,519)

Net unrealized appreciation	$18,041,033

Written options activity for the fiscal year to date ended May 31, 2012 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	3,724	$64,739
Options written	10,414	1,030,941
Options terminated in closing purchase transactions	(18)	(8,727)
Options exercised	(3,437)	(373,468)
Options expired	(10,592)	(690,681)

Outstanding, end of period	91	$22,804

At May 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Portfolio in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Portfolio retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At May 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $2,331.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$142,695,326 *	$—	$—	$142,695,326
Short-Term Investments	—	14,494,527	—	14,494,527
Total Investments	$142,695,326	$14,494,527	$—	$157,189,853

Liability Description
Covered Call Options Written	$(2,331)	$—	$—	$(2,331)
Total	$(2,331)	$—	$—	$(2,331)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At May 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

As of the close of business on July 24, 2012, the Eaton Vance Multi-Cap Growth Fund withdrew its entire interest in the Portfolio in cash and securities. The Portfolio is expected to terminate by August 17, 2012.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Multi-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	July 25, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	July 25, 2012